Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements Tables
Schedule of assets and liabilities measured at fair value on a recurring basis

In instances whereby inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Company’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset.

Assets and Liabilities Measured at Fair Value on a Recurring Basis at December 31, 2014

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2014

Investment securities - available-for-sale:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$31,223	$—	$31,223
Municipal notes	—	23,133	—	23,133
Corporate securities	—	1,561		1,561
Mortgage-backed securities	—	64,046	—	64,046
Equity securities	5	—	—	5

Total investment securities - available-for-sale	$5	$119,963	$—	$119,968

Assets and Liabilities Measured at Fair Value on a Recurring Basis at December 31, 2013

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2013

Investment securities - available-for-sale:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$7,042	$—	$7,042
Municipal notes	—	13,609	—	13,609
Corporate securities	—	1,097		1,097
Mortgage-backed securities	—	28,603	—	28,603
Equity securities	7	—	—	7

Total investment securities - available-for-sale	$7	$50,351	$—	$50,358

Schedule of assets measured at fair value on a nonrecurring basis

Other real estate owned assets are reported in the following table at initial recognition of impairment and on an ongoing basis until recovery or charge-off. At the time of foreclosure or repossession, real estate owned and repossessed assets are adjusted to fair value less estimated costs to sell, establishing a new cost basis. At that time, they are reported in the Company’s fair value disclosures in the following nonrecurring tables:

Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2014
	Balance at December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Originated Assets:

Impaired loans accounted for under FASB ASC 310-10	$1,806	$—	$—	$1,806

Other real estate owned -residential mortgages	336	—	—	336

Other real estate owned - commercial	1,628	—	—	1,628

Other repossessed assets	860	—	—	860

Total assets at fair value on a non-recurring basis				$4,630

Acquired Assets:
Impaired loans accounted for under FASB ASC 310-10	$396	$—	$—	$396

Other real estate owned -residential mortgages	—	—	—	—
	—
Other real estate owned - commercial	—	—	—	—

Other repossessed assets	—	—	—	—

Total assets at fair value on a non-recurring basis				$396

Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2013
	Balance at December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans accounted for under FASB ASC 310-10	$5,122	$—	$—	$5,122

Other real estate owned -residential mortgages	285	—	—	285

Other real estate owned - commercial	472	—	—	472

Other repossessed assets	1,023	—	—	1,023

Total assets at fair value on a non-recurring basis				$6,902

Schedule of carrying value and estimated fair values of Financial Instruments

The estimated fair values and related carrying amounts of the Company’s financial instruments as of December 31, 2014 and 2013 are as follows:

December 31, 2014	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(dollars in thousands)
Financial assets:
Cash and cash equivalents	$11,254	$11,254	$—	$—	$11,254
Deposits held at other financial institutions	8,429	—	8,424	—	8,424
Securities available for sale	119,968	—	119,968	—	119,968
Securities held to maturity	790	—	908	—	908
Loans held for sale	88			90	90
Loans receivable - net	163,646	—	—	163,690	163,690
Federal Home Loan Bank stock	2,591	—	2,591	—	2,591
Accrued interest receivable	986	—	—	986	986

Financial liabilities:
Customer deposits	270,734	—	271,200	—	271,200
Federal Home Loan Bank advances	22,885	—	22,696	—	22,696
Accrued interest payable	101	—	—	101	101

December 31, 2013	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(dollars in thousands)

Financial assets:
Cash and cash equivalents	$2,766	$2,766	$—	$—	$2,766
Securities available for sale	50,358	—	50,358	—	50,358
Securities held to maturity	2,255	—	2,400	—	2,400
Loans held for sale	175			178	178
Loans receivable - net	136,315	—	—	135,172	135,172
Federal Home Loan Bank stock	3,266	—	3,266	—	3,266
Accrued interest receivable	745	—	—	745	745
Financial liabilities:

Customer deposits	160,029	—	160,784	—	160,784
Federal Home Loan Bank advances	24,813	—	24,458	—	24,458
Accrued interest payable	89	—	—	89	89